Schedule II - Valuation and Qualifying Accounts (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable, Credit Loss Expense (Reversal)	$ 279	$ 50